Long-term debt (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 07, 2023	Dec. 07, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Debt Disclosure [Abstract]
Exchange rate		$ 137	$ 2,397		$ 2,399	$ 2,433
Interest rate		10.75%	0.80%	0.80%	0.80%	1.20%
Debt instrument term	48 months